Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Currency translation differences, taxes	$ 40	$ (46)
Change in fair value of debt securities, taxes	0
Change in fair value of available-for-sale financial instruments, taxes		2
Change in fair value of marketable equity securities, taxes	1	0
Remeasurements of retirement benefit plans,taxes	$ (2)	$ (55)